Derivatives	9 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
7 - Derivatives
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risks arising from operating expenses within research and development and selling, general and administrative expenses that are denominated in foreign currency, predominantly British Pound Sterling (“GBP”). These contracts are designated as cash flow hedges for hedge accounting treatment. Gains or losses on the contracts are recorded in accumulated other comprehensive income (loss) and reclassified to operating expenses when the related operating expenses are recognized in net income (loss) or ineffectiveness should occur.
As of December 31, 2025, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £335.0 million and the fair value was $3.4 million. As of December 31, 2025, the Company did not have any foreign currency forward contracts held without a hedge designation.
As of March 31, 2025, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £335.0 million and the fair value was $4.7 million. As of March 31, 2025, the notional value of outstanding foreign currency forward contracts held without a hedge designation was €5.0 million and the fair value was $0.0 million.
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	December 31, 2025	March 31, 2025
Designated as cash flow hedges
Foreign currency forward contracts	$447	$428
Non-designated hedges
Foreign currency forward contracts	$—	$5
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of		As of
(in millions)	December 31, 2025	March 31, 2025	December 31, 2025	March 31, 2025
Designated as cash flow hedges
Foreign currency forward contracts	$4	$7	$1	$2
Cash Flow Hedge Gains (Losses)
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Condensed Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$—	$(30)	$19	$(5)
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(4)	(3)	(20)	(8)
Income tax benefit (expense) on cash flow hedges	1	8	—	3
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$(3)	$(25)	$(1)	$(10)
Condensed Consolidated Income Statements, before tax:
Research and development	$3	$2	$13	$5
Selling, general and administrative expenses	$1	$1	$7	$3
(1)    All amounts reported in accumulated other comprehensive income (loss) at the reporting date are expected to be reclassified into earnings within the next 12 months.
For the three and nine months ended December 31, 2025 and 2024, the Company’s cash flow hedges were highly effective with immaterial amounts of ineffectiveness recorded in the Condensed Consolidated Income Statements for these designated cash flow hedges, and all components of each derivative instrument’s gain or loss were included in the assessment of hedge effectiveness.
The Company classifies foreign currency forward contracts as Level 2 fair value measurements pursuant to the fair value hierarchy. See Note 8 - Fair Value, for further details.